Share-Based Compensation - Summary of Restricted Stock Units (Detail) - RSUs [Member] - 2015 EIP [Member]	12 Months Ended
Mar. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested balance, beginning | shares	1,008,175
Granted | shares	1,454,199
Forfeited | shares	(169,636)
Non-vested balance, ending | shares	2,292,738
Non-vested units, Beginning balance | $ / shares	$ 32.50
Weighted Average Grant Date Fair Value,Granted | $ / shares	39.19
Weighted Average Grant Date Fair Value,Forfeited | $ / shares	36.36
Non-vested units , Ending balance | $ / shares	$ 36.53